Other Comprehensive Income and Accumulated Other Comprehensive Income (details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year			$ 810	$ 2,236
Other comprehensive income before reclassifications			751
Amounts reclassified from accumulated other comprehensive income			1
Other comprehensive income (loss), net of taxes	435	(1,206)	752	(1,516)
Accumulated other comprehensive income, net of tax, balance, end of period	1,562	720	1,562	720
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	518	(1,790)	1,055	(2,166)
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	1	(5)	3	4
Net changes in benefit plan assets and obligations	15	26	30	54
Net changes in unrealized foreign currency translation	97	(73)	54	(169)
Other comprehensive income (loss) before income taxes	631	(1,842)	1,142	(2,277)
Income tax expense (benefit), other comprehensive income (loss)	196	(636)	390	(761)
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year			1,125
Other comprehensive income before reclassifications			708
Amounts reclassified from accumulated other comprehensive income			(19)
Other comprehensive income (loss), net of taxes	338	(1,169)	689	(1,414)
Accumulated other comprehensive income, net of tax, balance, end of period	1,814		1,814
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	518	(1,790)	1,055	(2,166)
Income tax expense (benefit), other comprehensive income (loss)	180	(621)	366	(752)
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year			197
Amounts reclassified from accumulated other comprehensive income			2
Other comprehensive income (loss), net of taxes	1	(3)	2	3
Accumulated other comprehensive income, net of tax, balance, end of period	199		199
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	1	(5)	3	4
Income tax expense (benefit), other comprehensive income (loss)		(2)	1	1
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year			(431)
Amounts reclassified from accumulated other comprehensive income			18
Other comprehensive income (loss), net of taxes	10	17	18	35
Accumulated other comprehensive income, net of tax, balance, end of period	(413)		(413)
Net changes in benefit plan assets and obligations	15	26	30	54
Income tax expense (benefit), other comprehensive income (loss)	5	9	12	19
Net Unrealized Foreign Currency Translation [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year			(81)
Other comprehensive income before reclassifications			43
Other comprehensive income (loss), net of taxes	86	(51)	43	(140)
Accumulated other comprehensive income, net of tax, balance, end of period	(38)		(38)
Net changes in unrealized foreign currency translation	97	(73)	54	(169)
Income tax expense (benefit), other comprehensive income (loss)	$ 11	$ (22)	$ 11	$ (29)